Acquisitions (Tables)	12 Months Ended
Dec. 25, 2021
Business Combinations [Abstract]
Schedule of Acquired Assets and Assumed Liabilities

Accounts receivable	$1,143
Inventory	3,564
Other current assets	24
Property and equipment	595
Goodwill	9,250
Customer relationships	23,500
Trade names	2,600
Technology	4,000
Total assets acquired	$44,676
Less:
Liabilities assumed	(5,774)
Total purchase price	$38,902

Property and equipment	$218
Goodwill	9,382
Technology	11,500
Total assets acquired	$21,100
Less:
Contingent consideration payable	(18,100)
Net cash paid	$3,000